Concentration of Risk - Schedule of Concentration of Risk (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Revenue	$ 14,193	$ 15,306	$ 61,453	$ 10,204
Cost of Revenue	$ 9,067	$ 836	$ 38,865
Percentage of Revenue			100.00%	100.00%
Accounts Receivable, Trade			$ 17,943	$ 10,204
Accounts Payable, Trade			577
Revenue Benchmark [Member] | Customer A [Member]
Revenue			$ 61,453	$ 10,204
Percentage of Revenue			100.00%	100.00%
Accounts Receivable, Trade			$ 17,943	$ 10,204
Revenue Benchmark [Member] | Vendor A [Member]
Cost of Revenue			$ 38,865
Percentage of Revenue			100.00%	0.00%
Accounts Payable, Trade			$ 577